EQUITY (Q3) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Equity [Abstract]
Schedule of warrant activity
	Three months ended March 31,		Nine months ended March 31,
	2017	2016	2017	2016
Beginning balance	23,978	4,298,000	2,445,653	4,309,000
Issued	—	23,978	—	23,978
Exercised	—	(634,100)	(2,401,408)	(645,100)
Expired	—	—	—	—
Cancelled	—	—	(20,267)	—
Ending balance	23,978	3,687,878	23,978	3,687,878

Warrants
Outstanding at June 30, 2013	7,361,708
Issued	-
Exercised	(2,090,226)
Expired	(962,482)
Outstanding at June 30, 2014	4,309,000
Issued	-
Exercised	-
Expired	-
Outstanding at June 30, 2015	4,309,000
Issued	23,978
Exercised	(1,887,325)
Expired	-
Outstanding at June 30, 2016	2,445,653

Schedule of stock option granted weighted average assumptions
	Nine months ended March 31,
	2017	2016
Expected volatility	49 - 50%	59 - 66%
Expected life	3 - 4 years	4 - 4.5 years
Expected dividends	—%	—%
Risk-free interest rate	1.06 - 1.90%	1.34 - 1.49%
Number of options granted	125,080	194,586
Weighted average exercise price	$4.17	$3.21
Weighted average grant date fair value	$1.68	$1.64

	Year Ended June 30, 2016	Year ended June 30, 2015	Year ended June 30, 2014
Expected volatility	59-66%	78-79%	79%
Expected life	4.5 years	7 years	7 years
Expected dividends	0.00%	0.00%	0.00%
Risk-free interest rate	1.46-1.49%	1.59-2.04%	2.22%

Schedule of stock based compensation related to the LTI plans
	Three months ended March 31,		Nine months ended March 31,
($ in thousands, except per share data)	2017	2016	2017	2016
FY17 LTI Plan	$81	$—	$236	$—
FY16 LTI Plan	23	24	73	134
FY15 LTI Plan	3	8	6	48
FY14 LTI Plan	—	2	—	10
Total	$107	$34	$315	$192